                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: September 30, 2000
                                              ---------------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:    Newbridge Partners, LLC
          ---------------------------------------------
 Address: 535 Madison Avenue, 14th Floor
          ---------------------------------------------
          New York, New York 10022
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28- 5523
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:    Kathy T. Abramson
          ---------------------------------------------
 Title:   Chief Financial Officer
          ---------------------------------------------
 Phone:   (212) 745-1000
          ---------------------------------------------

 Signature, Place, and Date of Signing:

 /s/ Kathy T. Abramson         New York, New York       October 19, 2000
 ------------------------ ----------------------------- ----------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:                0
                                         -------------------
 Form 13F Information Table Entry Total:          95
                                         -------------------
 Form 13F Information Table Value Total: $ 6,502,502
                                         -------------------
                                            (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

     None      28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]

NewBridge Partners, LLC
Form 13F Information Table

For the quarter ended September 30, 2000

        COLUMN 1        COLUMN 2    COLUMN 3  COLUMN 4  COLUMN 5        COLUMN 6              COLUMN 7  COLUMN 8
        --------        --------    --------  --------  --------        --------              --------  --------
                                                                       INVESTMENT
                                                                       DISCRETION                       VOTING  AUTHORITY
                                               VALUE            PUT/                            OTHER
     NAME OF ISSUER   TITLE OF CLASS CUSIP   (x$1000)    SHRS   CALL   SOLE    SHARED  OTHER  MANAGERS   SOLE    SHARED     NONE
     --------------   -------------- -----   ---------   ----   ----   ----    ------  -----  --------   ----    ------     ----
ABBOTT LABS               COMMON   002824100   1,479     31,100        23,100            8,000             0        0      31,100
AMERICA ONLINE INC CO     COMMON   02364J104  365,309   6,796,455    6,746,805   1,350  48,300         3,403,946  66,050  3,326,459
AMERICAN HOME PRODS C     COMMON   026609107    750      13,282        12,282            1,000             0        0      13,282
AMERICAN INTL GROUP I     COMMON   026874107  305,893   3,196,778    3,181,043    60    15,675         2,366,030  6,807    823,941
AMGEN INC COM             COMMON   031162100    486       6,960        6,960                               0        0       6,960
APPLIED MICRO CIRCUIT     COMMON   03822W109   9,384     45,320        44,600     720                    25,055    720     19,545
ARIBA INC COM             COMMON   04033V104   6,687     46,678        45,968     710                    29,898    710     16,070
AT&T CORP COM LBRTY M     COMMON   001957208  103,020   5,703,598    5,693,058    140   10,400         3,763,983  27,940  1,911,675
AUTOMATIC DATA PROCES     COMMON   053015103    602       9,000        9,000                               0        0       9,000
BERKSHIRE HATHAWAY IN     COMMON   084670207   4,618      2,231        2,231                               0        0       2,231
BRISTOL MYERS SQUIBB      COMMON   110122108   1,186     20,618        19,882             736             100       0      20,518
BROADCOM CORP COM         COMMON   111320107  366,568   1,503,870    1,497,500    770    5,600          871,350   9,970    622,550
BROADVISION INC COM       COMMON   111412102   2,622     102,079       99,979    2,100                   68,444   2,100    31,535
BROADWING INC COM         COMMON   111620100    206       8,043        8,043                               0        0       8,043
BROCADE COMMUNICATION     COMMON   111621108   10,805    45,783        45,208     575                    27,063    575     18,145
CISCO SYS INC COM         COMMON   17275R102  510,580   9,241,276    9,141,266   2,810  97,200         4,201,160  73,360  4,966,756
CITIGROUP INC COM         COMMON   172967101  304,688   5,635,826    5,600,233    93    35,500         3,952,303  20,593  1,662,930
CLEAR CHANNEL COMMUNI     COMMON   184502102  158,518   2,805,629    2,800,179    50     5,400         1,935,443  13,150   857,036
COCA COLA CO              COMMON   191216100   1,312     23,800        9,100            14,700             0        0      23,800
COLGATE PALMOLIVE CO      COMMON   194162103    614      13,000          0              13,000             0        0      13,000
CONVERGYS CORP COM        COMMON   212485106    313       8,043        8,043                               0        0       8,043
DELL COMPUTER CORP CO     COMMON   247025109  184,611   5,991,491    5,951,196   2,895  37,400         3,850,168  39,295  2,102,028
DISNEY WALT PRODTNS       COMMON   254687106    378       9,894        9,894                               0        0       9,894
DU PONT E I DE NEMOUR     COMMON   263534109    756      18,500        18,500                              0        0      18,500
E M C CORP MASS COM       COMMON   268648102  776,284   7,801,851    7,748,846   1,805  51,200         3,805,889  38,605  3,957,357
EXODUS COMMUNICATIONS     COMMON   302088109   8,057     163,181      161,196    1,985                   98,746   1,985    62,450
EXXON CORPORATION         COMMON   30231G102   2,114     23,720        13,664           10,056             0        0      23,720
FEDERAL NAT MORTGAGE      COMMON   313586109    429       6,000        6,000                               0        0       6,000
FISHER TRANSN SVCS IN     COMMON   338034101     0       12,000        12,000                              0        0      12,000
FLEETBOSTON FINANCIAL     COMMON   339030108    222       5,698        5,698                               0        0       5,698
GENENTECH INC COM NEW     COMMON   368710406  157,498    848,188      845,878     10     2,300          491,824   4,410    351,954
GENERAL ELEC CO           COMMON   369604103   10,709    185,229      170,829           14,400            110       0      185,119
GENERAL MTRS CORP CL      COMMON   370442832   5,041     135,580      133,030    2,550                   85,410   2,550    47,620
HARKEN ENERGY CORP CO     COMMON   412552101     6       10,000        10,000                              0        0      10,000
HARLEY DAVIDSON INC C     COMMON   412822108  150,875   3,151,432    3,138,587    45    12,800         2,022,967    45    1,128,420
HARTFORD FINL SVCS GR     COMMON   416515104   1,158     15,886          0              15,886             0        0      15,886
HEALTH CARE&BIOTECH V     COMMON   421942103     95      10,000        10,000                              0        0      10,000
HEWLETT PACKARD CO CO     COMMON   428236103    473       4,850         850              4,000             0        0       4,850
HOME DEPOT INC COM        COMMON   437076102  277,265   5,237,619    5,192,529    90    45,000         3,313,636  19,365  1,904,618
HUNTINGTON BANCSHARES     COMMON   446150104   1,382     94,099        94,099                              0        0      94,099
I B M                     COMMON   459200101   7,037     62,485        26,485           36,000             71       0      62,414
IMATRON INC COM           COMMON   452906100    750      324,300      324,300                              0        0      324,300
INKTOMI CORP COM          COMMON   457277101   6,953     60,989        59,794    1,195                   40,354   1,195    19,440
INSIGHT ENTERPRISES I     COMMON   45765U103    414      15,188        15,188                              0        0      15,188
INTEL CORP COM            COMMON   458140100  261,267   6,286,152    6,224,082   1,670  60,400         3,693,667  42,870  2,549,615
ITT INDS INC IND COM      COMMON   450911102    258       7,943          0               7,943             0        0       7,943
J D S UNIPHASE CORP C     COMMON   46612J101  267,333   2,823,327    2,812,012   1,315  10,000         1,681,310  18,115  1,123,902
JABIL CIRCUIT INC COM     COMMON   466313103   1,135     20,000        20,000                              0        0      20,000
JOHNSON & JOHNSON         COMMON   478160104   23,005    244,897      239,297            5,600             55       0      244,842
JUNIPER NETWORKS INC      COMMON   48203R104  150,790    688,735      686,840    1,045    850           423,255   4,595    260,885
LILLY, ELI AND COMPAN     COMMON   532457108    228       2,812        2,812                               0        0       2,812
LOWES COS INC COM         COMMON   548661107    359       8,000        8,000                               0        0       8,000
MANOR CARE INC            COMMON   564055101    313      19,927          0              19,927             0        0      19,927
MEDTRONIC INC COM         COMMON   585055106  282,007   5,442,868    5,416,978    90    25,800         3,653,812  19,890  1,769,166
MERCK & CO INC            COMMON   589331107   3,650     49,034        47,234            1,800             0       700     48,334


   COLUMN 1     COLUMN 2      COLUMN 3     COLUMN 4  COLUMN 5        COLUMN 6                 COLUMN 7  COLUMN 8
   --------     --------      --------     --------  --------        --------                 --------  --------
                                                                     INVESTMENT
                                                                     DISCRETION                         VOTING  AUTHORITY
                                               VALUE              PUT/                            OTHER
NAME OF ISSUER     TITLE OF CLASS  CUSIP     (x$1000)    SHRS     CALL  SOLE    SHARED  OTHER  MANAGERS   SOLE   SHARED      NONE
--------------     --------------  -----     ---------   ----     ----  ----    ------  -----  --------   ----   ------      ----
MERRILL LYNCH & CO IN    COMMON   590188108   279,210   4,230,452     4,211,392    60    19,000        2,955,953  15,460   1,259,039
MICROSOFT CORP COM       COMMON   594918104   208,892   3,463,478     3,422,953   1,125  39,400        1,910,846  26,425   1,526,207
MILLENNIUM PHARMACTCL    COMMON   599902103     421       5,760         5,760                              0        0        5,760
MORGAN J.P. & CO INC     COMMON   616880100     327       2,000          500              1,500            0        0        2,000
MORGAN STANLEY DEAN W    COMMON   617446448     992      10,844         8,844             2,000          1,104      0        9,740
MOTOROLA INC COM         COMMON   620076109     321      10,890         2,490             8,400           190       0       10,700
NOKIA CORP ADR SPONSO    COMMON   654902204   290,912   7,272,789     7,242,189   4,200  26,400        4,419,233  22,300   2,831,256
NORTEL NETWORKS CORP     COMMON   656568102     272       4,570         4,570                              70       0        4,500
NORTHERN TR CORP COM     COMMON   665859104     658       7,400         2,000             5,400            0        0        7,400
OMNICOM GROUP COM        COMMON   681919106     448       6,149         6,149                              45       0        6,104
P M C-SIERRA INC COM     COMMON   69344F106   184,218    855,831       853,221     760    1,850         490,041   4,260     361,530
PFIZER INC               COMMON   717081103   237,185   5,280,161     5,250,666    95    29,400        3,609,861  17,995   1,652,305
PHONE COM INC COM        COMMON   71920Q100    5,919     52,095         51,155     940                   34,515    940      16,640
QUALCOMM INC COM         COMMON   747525103   115,405   1,619,717     1,613,672    945    5,100         996,460   6,545     616,712
REDBACK NETWORKS INC     COMMON   757209101    8,165     49,789         49,164     625                   32,429    625      16,735
REPAP ENTERPRISES INC    COMMON   76026M309      4       20,000         20,000                             0        0       20,000
REUTERS GROUP PLC ADR    COMMON   76132M102     360       3,200         3,200                              0        0        3,200
ROYAL DUTCH PETE CO N    COMMON   780257804     629      10,500           0              10,500            0        0       10,500
SCHERING PLOUGH CORP     COMMON   806605101    1,458     31,305         30,105            1,200           105       0       31,200
SCHLUMBERGER             COMMON   806857108     357       4,343         2,317             2,026            0        0        4,343
SCHWAB CHARLES CORP N    COMMON   808513105   361,175   10,182,863    10,082,878   135   99,850        6,205,554  79,685   3,897,624
SCIENTIFIC ATLANTA IN    COMMON   808655104     509       8,000         8,000                              0        0        8,000
SIEBEL SYS INC COM       COMMON   826170102    6,049     54,347         53,067    1,280                  36,057   1,280     17,010
STATE STR CORP COM       COMMON   857477103     221       1,700         1,700                              0        0        1,700
STRYKER CORP COM         COMMON   863667101     575      13,400         13,400                             0        0       13,400
SUN MICROSYSTEMS INC     COMMON   866810104    18,416    157,742       156,467    1,275                  58,652   1,275     97,815
SYCAMORE NETWORKS INC    COMMON   871206108    4,564     42,260         41,525     735                   25,945    735      15,580
TEXAS INSTRS INC COM     COMMON   882508104    6,387     134,828       132,538    2,290                  70,323   2,290     62,215
TIME WARNER INC COM      COMMON   887315109     979      12,495         12,495                           4,270      0        8,225
TRUE NORTH COMMUNICAT    COMMON   897844106    3,362     94,196         94,196                             0        0       94,196
TRUECROSSING TECHNOLO    MUTUAL   897854204     913      86,796         86,796                             0        0       86,796
UNITED TECHNOLOGIES C    COMMON   913017109     307       4,431         4,431                              95       0        4,336
VERISIGN INC COM         COMMON   92343E102    5,625     27,771         27,221     550                   17,301    550       9,920
VERITAS SOFTWARE CO C    COMMON   923436109    8,463     59,600         58,585    1,015                  35,637   1,015     22,948
VIGNETTE CORP COM        COMMON   926734104    2,468     82,624         80,859    1,765                  53,954   1,765     26,905
WAL MART STORES INC      COMMON   931142103    3,055     63,486         49,486           14,000            0        0       63,486
WALGREEN COMPANY         COMMON   931422109     212       5,600           0               5,600            0        0        5,600
WRIGLEY WM JR CO         COMMON   982526105     899      12,000           0              12,000            0        0       12,000
XILINX INC COM           COMMON   983919101     518       6,046         6,046                              46       0        6,000
YAHOO INC COM            COMMON   984332106    3,160     34,728         33,888     840                   22,523    840      11,365